Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2018 lb
Itochu Corporation [Member]
Acquisition amount on sales contracts	510,000
UG U.S.A Inc [Member]
Acquisition amount on sales contracts	480,000